Commitments and Contingencies (FY) (Details) $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2026 USD ($)	Dec. 20, 2019 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2025 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) ft²	Apr. 30, 2019 ft²
Loss Contingencies [Line Items]
Sublease income									$ 0	$ 398
Cash paid for amounts included in measurement of lease liabilities	$ 2,700								2,300	2,500
Research and development					$ 6,162	$ 13,143	$ 14,343	$ 26,263	$ 44,830	$ 56,434
Lease commenced in April 2019
Loss Contingencies [Line Items]
Laboratory and office space to be rented (in Square Feet) | ft²															9,949
Sublease Agreement, Year One
Loss Contingencies [Line Items]
Sublease income			$ 2,100
Lease commencing June 2021
Loss Contingencies [Line Items]
Laboratory and office space to be rented (in Square Feet) | ft²														25,778
Tenant improvements														$ 5,700
Security deposit provided												$ 700		$ 1,000
Harpoon | Assignment and License Agreement
Loss Contingencies [Line Items]
Reimbursable legal costs		$ 75
Minimum annual royalties		$ 250
Upfront fee paid											$ 500
License Agreement, Termination, Prior Written Notice		30 days
Adimab | Devolpment and Option Agreement
Loss Contingencies [Line Items]
Upfront fee paid				$ 100
Research and development				100
Upfront and final fee				200
Exercised option fee				500									$ 500
Adimab | Minimum | Devolpment and Option Agreement
Loss Contingencies [Line Items]
Research program milestone fees				150									500
Exercised option milestone fee				1,000									1,000
Adimab | Maximum | Devolpment and Option Agreement
Loss Contingencies [Line Items]
Research program milestone fees				200									1,500
Exercised option milestone fee				$ 4,000									$ 2,000